Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated from prior operations	Deficit accumulated during the development stage	Accumulatedothercomprehensiveincomeloss	Total
Beginning Balance, Amount at Mar. 31, 2011	$ 532	$ 12,976,186	$ (14,593,526)	$ 0	$ (31,157)	$ (1,647,965)
Beginning Balance, Shares at Mar. 31, 2011	53,245,238
Sale of common stock under private placement agreements at $0.10 per share, Shares	22,853,560
Sale of common stock under private placement agreements at $0.10 per share, Amount	229	2,285,127				2,285,356
Sale of common stock under private placement agreements at $0.05 per share, Shares	13,450,000
Sale of common stock under private placement agreements at $0.05 per share, Amount	134	672,366				672,500
Issuance of shares under consulting agreements between $0.10 and $0.14 per share, Shares	14,845,000
Issuance of shares under consulting agreements between $0.10 and $0.14 per share, Amount	148	2,008,152				2,008,300
Issuance of shares in connection with settlement agreements at $0.14 per share, Shares	1,565,000
Issuance of shares in connection with settlement agreements at $0.14 per share, Amount	16	199,484				199,500
Vesting of stock-based compensation		137,247				137,247
Conversion of accrued expense to common stock, shares	709,090
Conversion of convertible debt to common stock, Shares	7	77,993				78,000
Conversion of convertible debt to common stock, Amount	10,000,000
Issuance of stock options	100	1,013,950				1,014,050
Net loss for the period from April 1, 2011		1,400,000				1,400,000
Translation adjustment				(4,595,168)		(4,595,168)
Sale of common stock under private placement agreements at $0.10 to $0.15 per share, Shares					28,914	28,914
Net loss						(6,245,879)
Ending Balance, Amount at Mar. 31, 2012	1,166	20,770,505	(16,244,237)	(4,595,168)	(2,243)	(69,977)
Ending Balance, Shares at Mar. 31, 2012	116,667,888
Translation adjustment					982	982
Sale of common stock under private placement agreements at $0.10 to $0.15 per share, Shares	48,844,286
Sale of common stock under private placement agreements at $0.10 to $0.15 per share, Amount	489	5,190,633				5,191,122
Amendment to former chief executive officer's employment agreement at $0.10 per share, Shares	2,500,000
Amendment to former chief executive officer's employment agreement at $0.10 per share, Amount	25	249,975				250,000
Issuance of shares under consulting contract for strategic planning officer at $0.10 per share, Shares	2,500,000
Issuance of shares under consulting contract for strategic planning officer at $0.10 per share, Amount	25	249,975				250,000
Issuance of shares to purchase domain name at $0.125 per share, Shares	200,000
Issuance of shares to purchase domain name at $0.125 per share, Amount	2	24,998				25,000
Issuance of shares under consulting contracts at $0.10 to $0.29 per share during the period A net of vesting amortization, Shares	30,128,983
Issuance of shares under consulting contracts at $0.10 to $0.29 per share during the period, net of vesting amortization, Amount	300	4,421,246				4,421,546
Issuance of shares to convert Caete Invest & Trade, S.A. debt under conversion agreement, Shares	2,720,000
Issuance of shares to convert Caete Invest & Trade, S.A. debt under conversion agreement, Amount	27	225,792				225,819
Conversion of former CEO fund shareholder payment, Shares	1,592,920
Conversion of former CEO fund shareholder payment, Amount	16	89,984				90,000
Stock issued for commissions under private placement agreements, Shares	5,335,000
Stock issued for commissions under private placement agreements, Amount	53	688,947				689,000
Commission expense paid with stock issuances under private placements		(689,000)				(689,000)
Commission paid under private placement agreements in cash		(643,956)				(643,956)
Issuance of shares to CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, shares	2,500,000
Issuance of shares to CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, amount	25	624,975				625,000
Issuance of shares to former CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, shares	2,500,000
Issuance of shares to former CEO under employment contract for achieving capital raise goal of $7,500,000 at $0.25 per share, amount	25	624,975				625,000
Issuance of shares to CEO in lieu of salary at a price of $0.17 to $0.24 per share, shares	360,000
Issuance of shares to CEO in lieu of salary at a price of $0.17 to $0.24 per share, amount	4	47,396				47,400
Issuance of shares to JMJ Financial loan origination fee at $0.15 per share, shares	200,000
Issuance of shares to JMJ Financial loan origination fee at $0.15 per share, amount	2	29,998				30,000
Beneficial conversion feature related to JMJ financial convertible note		107,609				107,609
Issuance of shares to CEO as signing bonus under employment contract at $0.20 per share, shares	1,500,000
Issuance of shares to CEO as signing bonus under employment contract at $0.20 per share, amount	15	299,985				300,000
Issuance of shares to CEO as additional compensation at $0.04 per share, shares	4,000,000
Issuance of shares to CEO as additional compensation at $0.04 per share, amount	40	159,960				160,000
Issuance of shares to CFO under consulting agreement at $0.06 to $0.20 per share, shares	2,000,000
Issuance of shares to CFO under consulting agreement at $0.06 to $0.20 per share, amount	20	246,480				246,500
Issuance of shares to company attorneys for services rendered at $0.10 to $0.25 per share, shares	2,150,000
Issuance of shares to company attorneys for services rendered at $0.10 to $0.25 per share, amount	22	287,478				287,500
Consulting contract vesting amortization adjustment		(2,082,680)				(2,082,680)
Conversion of accounts payable at $0.10 per share, shares	750,000
Conversion of accounts payable at $0.10 per share, amount	8	74,992				75,000
Net loss				(11,062,011)		(11,146,507)
Ending Balance, Amount at Mar. 31, 2013	$ 2,264	$ 30,945,376	$ (16,244,237)	$ (15,657,179)	$ (1,261)	$ (984,642)
Ending Balance, Shares at Mar. 31, 2013	226,449,077